Investment Securities Available for Sale (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 3,902	$ 6,792
Gross Unrealized Gains	97	8
Gross Unrealized Losses	(5)	(93)
Total investment securities available-for-sale	3,994	6,707
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	500	3,450
Gross Unrealized Gains	1	8
Gross Unrealized Losses	0	(1)
Total investment securities available-for-sale	501	3,457
Corporate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,747	1,742
Gross Unrealized Gains	81	0
Gross Unrealized Losses	(2)	(74)
Total investment securities available-for-sale	1,826	1,668
Short-term Bond Fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,127	1,082
Gross Unrealized Gains	15	0
Gross Unrealized Losses	0	(12)
Total investment securities available-for-sale	1,142	1,070
Limited-term Bond Fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	528	518
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(3)	(6)
Total investment securities available-for-sale	$ 525	$ 512